Subsequent Events, Registered Direct Offering (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 22, 2023	Mar. 03, 2023	Mar. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 18, 2022	Jun. 01, 2022
Registered Direct Offering [Abstract]
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01			$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)							1	1
Net proceeds from issuance of equity				$ 26,104	$ 0	$ 0
Subsequent Event [Member]
Registered Direct Offering [Abstract]
Common stock, par value (in dollars per share)		$ 0.01
Subsequent Event [Member] | Registered Direct Offering [Member]
Registered Direct Offering [Abstract]
Shares issued (in shares)		5,556,000	2,589,600
Number of shares of common stock that can be purchased with each warrant (in shares)		1
Exercise price of warrant (in dollars per share)		$ 2.25
Expiration period of warrant		5 years
Waiting period for warrants to become exchangeable		30 days
Threshold cumulative trading volume (in shares)		15,000,000
Net proceeds from issuance of equity		$ 11,586
Subsequent Event [Member] | Registered Direct Offering [Member] | Series A Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)		3,611,400
Warrants exercised (in shares)	2,589,600
Cash received upon exercise of warrants	$ 0
Subsequent Event [Member] | Registered Direct Offering [Member] | Series B Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)		4,167,000